Quarterly Financial Data (Summary Of Quarterly Financial Information) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Apr. 30, 2018	Jan. 31, 2018	Oct. 31, 2017	Jul. 31, 2017	Apr. 30, 2017	Jan. 31, 2017	Oct. 31, 2016	Jul. 31, 2016	Apr. 30, 2018	Apr. 30, 2017	Apr. 30, 2016
Quarterly Financial Information Disclosure [Abstract]
Revenues	$ 2,392,849	$ 488,426	$ 140,854	$ 137,802	$ 2,327,915	$ 451,882	$ 131,332	$ 125,185	$ 3,159,931	$ 3,036,314	$ 3,038,153
Income (loss) from continuing operations before taxes (benefit)	1,231,021	(120,805)	(236,265)	(205,219)	1,211,903	(150,598)	(228,469)	(203,549)	668,732	629,287	569,479
Income taxes (benefit)	85,057	122,120	(87,953)	(77,401)	425,333	(49,386)	(85,054)	(82,523)	41,823	208,370	185,926
Net income (loss) from continuing operations	1,145,964	(242,925)	(148,312)	(127,818)	786,570	(101,212)	(143,415)	(121,026)	626,909	420,917	383,553
Net loss from discontinued operations, net of tax benefits of $7,016, $6,986 and $5,414	(3,037)	(2,720)	(5,254)	(2,749)	(3,218)	(3,302)	(2,805)	(2,647)	(13,760)	(11,972)	(9,286)
NET INCOME	$ 1,142,927	$ (245,645)	$ (153,566)	$ (130,567)	$ 783,352	$ (104,514)	$ (146,220)	$ (123,673)	$ 613,149	$ 408,945	$ 374,267
Continuing operations (in usd per share	$ 5.47	$ (1.16)	$ (0.71)	$ (0.62)	$ 3.79	$ (0.49)	$ (0.67)	$ (0.55)	$ 2.99	$ 1.97	$ 1.54
Discontinued operations (in usd per share)	(0.02)	(0.02)	(0.03)	(0.01)	(0.02)	(0.01)	(0.01)	(0.01)	(0.06)	(0.05)	(0.04)
Consolidated (in usd per share)	5.45	(1.18)	(0.74)	(0.63)	3.77	(0.50)	(0.68)	(0.56)	2.93	1.92	1.50
Continuing operations (in usd per share)	5.43	(1.16)	(0.71)	(0.62)	3.76	(0.49)	(0.67)	(0.55)	2.98	1.96	1.53
Discontinued operations (in usd per share)	(0.01)	(0.02)	(0.03)	(0.01)	(0.01)	(0.01)	(0.01)	(0.01)	(0.07)	(0.05)	(0.04)
Consolidated (in usd per share)	$ 5.42	$ (1.18)	$ (0.74)	$ (0.63)	$ 3.75	$ (0.50)	$ (0.68)	$ (0.56)	$ 2.91	$ 1.91	$ 1.49
Goodwill impairments									$ 0	$ 0